ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ACCRUALS AND OTHER CURRENT LIABILITIES
Professional service fees	$ 924,349	$ 1,182,056
Payroll and related liabilities	1,251,040	1,097,013
Other taxes and surcharge	588,309	480,704
Others	27,096	56,265
Accruals and other current liabilities	$ 2,790,794	$ 2,816,038